Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Investments in and Advances to Affiliates, Schedule of Investments

	Interests in associates	Joint ventures	Other investments other than loans	Total
	£	£	£	£
Share of net assets/cost
At 1 January 2022	2,960,255	10,265,495	2,245,098	15,470,848
Additions	—	7,452	39,327	46,779
Disposals	(54,614)	(2,683,398)	(19,134)	(2,757,146)
Revaluations	—	—	(92,440)	(92,440)
Transfer	—	8,020	(8,020)	—
Share of profit or loss	578,126	66,649		644,775
Dividends received	(1,625,101)	(907,280)		(2,532,381)
Movements in equity	—	26,460		26,460
Other movements	—	—	49,477	49,477
Gains/(losses) on translation	105,848	46,582	364,419	516,849

At 30 September 2022	1,964,514	6,829,980	2,578,727	11,373,221

Impairment
At 1 January 2022 and 30 September 2022	231,008	169,418	272,929	673,355

Carrying amount
At 30 September 2022	1,733,506	6,660,562	2,305,798	10,699,866

At 31 December 2021	2,729,247	10,096,077	1,972,169	14,797,493

	Interests in associates	Joint ventures	Other investments other than loans	Total
	£	£	£	£
Share of net assets/cost
At 1 January 2021	2,902,373	9,482,998	198,061	12,583,432
Additions	—	6,208	2,220,050	2,226,258
Disposals	(10,206)	—	(85,121)	(95,327)
Revaluations	—	—	(87,892)	(87,892)
Share of profit or loss	1,410,850	2,898,485	—	4,309,335
Dividends received	(1,312,561)	(1,266,860)	—	(2,579,421)
Movements in equity	—	(655,944)	—	(655,944)
Gains/(losses) on translation	(30,201)	(199,392)	—	(229,593)

At 31 December 2021	2,960,255	10,265,495	2,245,098	15,470,848

Impairment
At 1 January 2021	231,008	169,418	30,429	430,855
Impairment losses	—	—	242,500	242,500

At 31 December 2021	231,008	169,418	272,929	673,355

Carrying amount
At 31 December 2021	2,729,247	10,096,077	1,972,169	14,797,493

	Interests in associates	Joint ventures	Other investments other than loans	Total
	£	£	£	£
Share of net assets/cost
At 1 January 2020	3,014,578	9,081,205	121,298	12,217,081
Additions	250,734	90	78,904	329,728
Disposals	—	(57,180)	(2,141)	(59,321)
Share of profit or loss	459,284	1,925,289	—	2,384,573
Dividends received	(902,844)	(1,445,140)	—	(2,347,984)
Movements in equity	—	(112,050)	—	(112,050)
Gains on translation	80,621	90,784	—	171,405

At 31 December 2020	2,902,373	9,482,998	198,061	12,583,432

Impairment
At 1 January 2020	—	169,418	30,429	199,847
Impairment charge	231,008	—	—	231,008

At 31 December 2020	231,008	169,418	30,429	430,855

Carrying amount
At 31 December 2020	2,671,365	9,313,580	167,632	12,152,577

Schedule of Equity Method Investments
The
 following tables summarise the financial information of the Group’s significant equity method investment reported to the Group by the management of those entities, adjusted for fair value adjustments at acquisition and differences in accounting policies.
Summary financial information for the year ended 31 December 2021

	Queensgate Investments	Alvarium Investment Management (Suisse)	Alvarium Capital Partners	Osprey Equity Partners	Casteel Capital	NZ PropCo Holdings	Pointwise Partners	Alvarium Kalrock
Group ownership	30%	30%	30%	50%	50%	23%	50%	40%
Turnover	10,484,310	3,973,114	794,888	150,256	1,868,300	54,279,088	1,652,717	—
Cost of sales	(9,239,869)	(2,677,306)	(535,380)	—	(818,137)	(43,903,091)	(1,578,183)	—

Gross profit/(loss)	1,244,441	1,295,808	259,508	150,256	1,050,163	10,375,997	74,534	—
Administrative expenses / Other income	(1,174,100)	(540,103)	(116,050)	(323,644)	(73,124)	(34,753,384)	(292,903)	1,991,460

Operating profit/(loss)	70,341	755,705	143,458	(173,388)	977,039	(24,377,387)	(218,369)	1,991,460
Taxation on ordinary activities	—	(138,695)	—	—	—	8,986,845	—	—

Profit/(loss) for the financial year	70,341	617,010	143,458	(173,388)	977,039	(15,390,542)	(218,369)	1,991,460

	Cresco Capital Advisers	Cresco Immobilien Verwaltungs GMBH	Cresco Capital Group Fund 1 GP	Cresco Capital Urban Yurt Holdings	Hadley Property Group Holdings	Alvarium Investments (NZ)	Kuno Investments	Other
Group ownership	33.33%	33.33%	33.33%	33.33%	35%	46%	49.90%	20% - 50%
Turnover	1,091,744	1,506,469	2,124,445	5,451,611	5,095,381	12,164,600	13,815,121	2,791,256
Cost of sales	(329,166)	(1,162,085)	(1,181,879)	(4,508,831)	(2,306,806)	(1,380,900)	(6,169,248)	(830,351)

Gross profit/(loss)	762,578	344,384	942,566	942,780	2,788,575	10,783,700	7,645,873	1,960,905
Administrative expenses / Other income	(114,898)	(284,598)	(44,488)	(503,255)	(2,798,346)	(6,705,306)	(7,142,166)	(2,523,031)

Operating profit/(loss)	647,680	59,786	898,078	439,525	(9,771)	4,078,394	503,707	(562,126)
Taxation on ordinary activities	—	—	—	(54,373)	—	(1,366,673)	(1,113,974)	237,838

Profit/(loss) for the financial year	647,680	59,786	898,078	385,152	(9,771)	2,711,721	(610,267)	(324,288)

Summary financial information as at 31 December 2021

	Queensgate Investments	Alvarium Investment Management (Suisse)	Alvarium Capital Partners	Osprey Equity Partners	Casteel Capital	NZ PropCo Holdings	Pointwise Partners	Alvarium Kalrock
Group ownership	30%	30%	30%	50%	50%	23%	50%	40%

Non-current assets	21,259	515,420	483	491	2,904	9,338,733	5,601	—
Current assets	9,893,323	2,199,523	482,173	271,878	528,167	180,294,696	1,249,988	3,703,197

Total assets	9,914,582	2,714,943	482,656	272,369	531,071	189,633,429	1,255,589	3,703,197

Current liabilities	(5,446,601)	(1,053,321)	(82,049)	(269,253)	(101,623)	(4,867,040)	(2,290,239)	—
Non-current liabilities	(1,875,000)	—	—	—	—	(224,272,257)	—	—

Total liabilities	(7,321,601)	(1,053,321)	(82,049)	(269,253)	(101,623)	(229,139,297)	(2,290,239)	—

Net assets	2,592,981	1,661,622	400,607	3,116	429,448	(39,505,868)	(1,034,650)	3,703,197

Capital and reserves
Called up share capital	—	100,110	14	600	—	—	—	—
Share premium	—	50,055	999,996	—	—	—	—	—
Members’ interests	2,592,981	—	—	—	429,448	—	—	3,703,197
Profit and loss account Non-controlling interest	—	1,511,457	(599,403)	2,516	—	(39,505,868)	(1,034,650)	—

Shareholders funds	2,592,981	1,661,622	400,607	3,116	429,448	(39,505,868)	(1,034,650)	3,703,197

Expected carrying amount of net investment Differences between amounts at which investments are carried and amounts of underlying equity and net assets	777,894	498,487	120,182	1,558	214,724	(9,086,350)	(517,325)	1,481,279
Effect of discontinued recognition of losses as the carrying value of investment is down to 0	(23,059)	—	—	—	—	9,086,350	517,325	—
Returns achieved on a different basis as per LLP/Shareholder agreement than as per% of investment	850,543	—	—	—	56,211	—	—	41,984

Carrying amount of goodwill	—	505,206	—	—	—	—	—	—
Carrying amount of net investment	1,605,378	498,487	120,182	1,558	270,935	—	—	1,523,263

	Cresco Capital Advisers	Cresco Immobilien Verwaltungs GMBH	Cresco Capital Group Fund 1 GP	Cresco Capital Urban Yurt Holdings	Hadley Property Group Holdings	Alvarium Investments (NZ)	Kuno Investments	Other
Group ownership	33.33%	33.33%	33.33%	33.33%	35%	46%	49.90%	20% - 50%

Non-current assets	—	169,543	—	289,070	297,121	178,819,520	8,765,173	24,146,342
Current assets	303,313	706,121	261,633	3,132,832	1,155,802	3,241,332	8,094,719	4,047,343

Total assets	303,313	875,664	261,633	3,421,902	1,452,923	182,060,852	16,859,892	28,193,685

Current liabilities	(246,206)	(1,719,858)	(62,064)	(1,471,332)	(2,652,235)	(3,216,513)	(4,382,663)	(7,982,267)
Non-current liabilities	—	—	—	—	—	(170,209,878)	(9,020,628)	(24,280,110)

Total liabilities	(246,206)	(1,719,858)	(62,064)	(1,471,332)	(2,652,235)	(173,426,391)	(13,403,291)	(32,262,377)

Net assets	57,107	(844,194)	199,569	1,950,570	(1,199,312)	8,634,461	3,456,601	(4,068,692)

Capital and reserves
Called up share capital	—	21,143	21,000	16,093	100	53	6,391	102,098
Share premium	—	—	—	—	—	—	—	—
Members’ interests	57,107	—	—	—	—	—	—	(815,518)
Profit and loss account Non-controlling interest	—	(865,337)	178,569	1,934,477	(1,199,412)	5,599,065 3,035,343	3,450,210	(3,355,272)

Shareholders funds	57,107	(844,194)	199,569	1,950,570	(1,199,312)	8,634,461	3,456,601	(4,068,692)

Expected carrying amount of net investment Differences between amounts at which investments are carried and amounts of underlying equity and net assets	19,036	(281,398)	66,523	650,190	(419,759)	2,575,594	1,724,844	(1,414,144)
Effect of discontinued recognition of losses as the carrying value of investment is down to 0	—	281,398	—	—	419,759			1,827,368
Returns achieved on a different basis as per LLP/Shareholder agreement than as per% of investment	—	—	—	—	—			—
Carrying amount of goodwill	—	—	—	—	—	—	2,834,940	—

Carrying amount of net investment	19,036	—	66,523	650,190	—	2,575,594	1,724,844	413,224

Summary financial information for the year ended 31 December 2020

	Queensgate Investments	Alvarium Investment Management (Suisse)	Alvarium Capital Partners	Osprey Equity Partners	Casteel Capital	NZ PropCo Holdings	Pointwise Partners	Alvarium Kalrock
Group ownership	30%	30%	30%	50%	50%	23%	50%	40%
Turnover	7,145,050	3,715,933	598,419	246,777	1,296,358	56,697,480	—	—
Cost of sales	(5,495,752)	(2,661,482)	(674,137)	—	(745,334)	(47,481,189)	(613,433)	—

Gross profit/(loss)	1,649,298	1,054,451	(75,718)	246,777	551,024	9,216,291	(613,433)	—
Administrative expenses / Other income	(1,095,542)	(448,474)	(247,390)	(453,889)	(58,819)	(43,206,790)	(202,858)	2,577,767

Operating profit/(loss)	553,756	605,977	(323,108)	(207,112)	492,205	(33,990,499)	(816,291)	2,577,767
Taxation on ordinary activities	(10,948)	(121,196)	—	(1,096)	—	10,665,485	—	—

Profit/(loss) for the financial year	542,808	484,781	(323,108)	(208,208)	492,205	(23,325,014)	(816,291)	2,577,767

Summary financial information as at 31 December 2020

	Queensgate Investments	Alvarium Investment Management (Suisse)	Alvarium Capital Partners	Osprey Equity Partners	Casteel Capital	NZ PropCo Holdings	Pointwise Partners	Alvarium Kai rock
Group ownership	30%	30%	30%	50%	50%	23%	50%	40%

Non-current assets	45,948	220,000	30,233	1,140	3,739	15,693,138	4,427	—
Current assets	13,000,933	2,523,939	363,186	541.069	507,738	276,441,912	9,060	2,475,034

Total assets	13,126,881	2,743,947	401,419	542,217	511,477	292,135,050	13,487	2,475,034

Current liabilities	(6,621,633)	(1,210,347)	(144,260)	(365,713)	(207,610)	(132,249,357)	(829,778)	—
Non-current liabilities	(2,000,000)	—	—	—	—	(181,186,081)	—	—

Total liabilities	(8,621,633)	(1,210,347)	(144,268)	(365,713)	(207,610)	(313,435,438)	(829,778)	—

Net assets	4,505,248	1,533,600	257,151	176,504	303,867	(21,300,388)	(816,291)	2,475,034

Capital and reserves
Called up share capital	—	102,055	14	600	—	—	—	—
Share premium	—	51,028	999,996	—	—	—	—	—
Members’ interests	4,505,248	—	—	—	303,067	—	—	2,475,034
Profit and loss account
Non-controlling interest	—	1,300,517	(742,059)	175,904	—	(21,300,380)	(816,291)	—

Shareholders funds	4,505,248	1,533,600	257,151	176,504	303,867	(21,300,388)	(816,291)	2,475,034

Expected carrying amount of net investment	1,351,574	460,080	77,145	88,252	151,934	(4,899,089)	(408,146)	990,014
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Effect of discontinued recognition of losses as the carrying value of investment is down to 0	—	—	—	—	—	4,899,089	408,146	—
Returns achieved on a different basis as per LLP/Shareholder agreement than as per % of investment	77,158				52,474			77,206

Carrying amount of goodwill	—	586,058	—	—	—	—	—	—
Carrying amount of net investment	1,428,732	460,080	77,145	88,252	204,407	—	—	1,067,220

	Cresco Capital Advisers	Cresco Immobilien Verwaltungs GMBH	Cresco Capital Group Fund 1 GP	Cresco Capital Urban Yurt Holdings	Hadley Property Group Holdings	Alvarium Investments (NZ)	Kuno Investments	Other
Group ownership	33.33%	33.33%	33.33%	33.33%	35%	46%	49.90%	20% - 50%

Non-current assets	860	202,620	—	372,423	46,621	251,644,701	10,207,395	3,615,604
Current assets	184,529	459,323	333,035	3,686,144	1,610,855	27,335	7,720,822	4,891,470

Total assets	185,339	661,943	333,035	4,058,567	1,657,476	251,672,036	17,928,217	8,507,074

Current liabilities	(110,936)	(1,621,770)	(125,433)	(2,385,210)	(2,836,009)	(6,362,727)	(3,701,089)	(6,421,020)
Non-current liabilities	—	—	—	—	(11,008)	(242,402,590)	(10,155,392)	(4,065,836)

Total liabilities	(110,936)	(1,621,770)	(125,433)	(2,385,210)	(2,847,017)	(248,765,317)	(13,856,481)	(10,486,856)

Net assets	74,453	(959,827)	207,602	1,673,357	(1,189,541)	2,906,719	4,071,736	(1,979,782)

Capital and reserves
Called up share capital	—	21,143	21,000	16,093	100	53	6,391	109,696
Share premium	—	—	—	—	—	—	—	—
Members’ interests	74,453	—	—	—	—	—	—	(1.047,399)
Profit and loss account	—	(980,970)	186,602	1,657,264	(1,189,641)	3,385,592	4,065,345	(1,042,079)
Non-controlling interest						(478,926)		—

Shareholders funds	74,453	(959,827)	207,602	1,673,357	(1,189,541)	2,906,719	4,071,736	(1,979,782)

Expected carrying amount of net investment	24,815	(319,910)	69,193	557,730	(416,339)	1,557,397	2,031,796	(938,404)
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Effect of discontinued recognition of losses as the carrying value of investment is down to 0	—	319,910	—	—	416,339			1,278,487
Returns achieved on a different basis as per LLP/Shareholder agreement than as per % of investment	15,161	—	—	—	—			—

Carrying amount of goodwill	—	—	—	—	—	—	3,476,813	—
Carrying amount of net investment	39,976	—	69,193	557,730	—	1,557,397	2,031,796	340,083

Summary financial information for the year ended 31 December 2019

	Queensgate Investments	Alvarium Investment Management (Suisse)	Alvarium Capital Partners	Osprey Equity Partners	Casteel Capital	NZ PropCo Holdings	Pointwise Partners	Alvarium Kalrock
Group ownership	30%	30%	30%	50%	50%	23%	50%	40%
Turnover	9,318,930	3,734,355	695,653	2,541,262	1,502,952	475,584	—	867,399
Cost of sales	(6,617,096)	(2,857,802)	(781,830)	—	(531,801)	(319,739)	—	—

Gross profit/(loss)	2,701,834	876,553	(86,177)	2,541,262	971,151	155,845	—	867,399
Administrative expenses / Other income	(1,455,902)	(341,173)	(175,001)	(4,122,626)	(91,342)	(3,087,680)	—	—

Operating profit/(loss)	1,245,932	535,380	(261,178)	(1,581.364)	879,809	(2,931,835)	—	867,399
Taxation on ordinary activities	(20,111)	(107,076)	—	—	—	1,900,617	—	—

Profit/(loss) for the financial year	1,225,821	428,304	(261,178)	(1,581,364)	879,809	(1,031,218)	—	867,399

	Cresco Capital Advisers	Cresco Immobilien Verwaltungs GMBH	Cresco Capital Group Fund 1 GP	Cresco Capital Urban Yurt Holdings	Hadley Property Group Holdings	Alvarium Investments (NZ)	Kuno Investments	Other
Group ownership	33.33%	33.33%	33.33%	33.33%	35%	50%	49.90%	20% - 50%
Turnover	1,230,305	1,361,224	2,182,515	5,101,052	3,731,411	14,526,570	12,636,547	2,824,340
Cost of sales	(440,954)	(799,564)	(1,261,331)	(3,058,558)	(1,772,859)	(10,694,878)	(5,797,619)	(1,839,199)

Gross profit/(loss)	789,351	561,660	921,184	2,042,494	1,958,552	3,831,692	6,838,928	985,141
Administrative expenses / Other income	(152,634)	(820,363)	(149,279)	(1,584,575)	(2,972,970)	(2,725,155)	(6,121,790)	(1,683,347)

Operating profit/(loss)	636,717	(258,703)	771,905	457,919	(1,014,418)	1,100,537	717,138	(698,206)
Taxation on ordinary activities	—	—	—	(155,940)	(1,578)	(421,147)	(1,032,764)	(24,794)

Profit/(loss)for the financial year	636,717	(258,703)	771,905	301,979	(1,015,996)	685,390	(315,626)	(723,000)

	Cresco Capital Advisers	Cresco Immobilien Verwaltungs GMBH	Cresco Capital Group Fund 1 GP	Cresco Capital Urban Yurt Holdings	Hadley Property Group Holdings	Alvarium Investments (NZ)	Kuno Investments	Other

Group ownership	33.33%	33.33%	33.33%	33.33%	35%	46%	49.90%	20% - 50%
Turnover	1,028,927	1,359,511	1,935,905	4,665,968	9,632,109	7,064,322	13,702,036	4,139,503
Cost of sales	(497,635)	(1,057,493)	(1,039,581)	(3,898,629)	(6,160,080)	(593,579)	(6,557,180)	(2,277,412)

Gross profit/(loss)	531,292	302,018	896,324	767,339	3,472,029	6,470,743	7,144,856	1,862,091
Administrative expenses / Other income	(111,313)	(564,828)	(63,558)	(722,925)	(2,391,764)	(3,945,098)	(6,914,413)	(2,220,074)

Operating profit/(loss)	419,979	(262,810)	832,766	44,414	1,080,265	2,525,645	230,443	(357,983)
Taxation on ordinary activities	—	—	—	(77,134)	213,877	(745,731)	(945,264)	(4,280)

Profit/(loss) for the financial year	419,979	(262,810)	832,766	(32,720)	1,294,142	1,779,914	(714,821)	(362,263)

Summary of Other than Securities Investment Holdings, Schedule of Investments
The below table represents the financial results of other holdings, for which the Group has not recorded the financial results in its consolidated financial statements. This is explained in detail in the ‘Entities excluded from consolidation due to limited economic rights’ section within note 3 to these financial statements:

	Capital and reserves		Profit/(loss) for the year
	2021	2020	2021	2020
	£	£	£	£
Subsidiary undertakings
LJ London Holdings Limited	—	1,133	(1,133)	18,853
LJ Maple Limited*	(101,370)	(74,866)	(26,504)	(28,240)
LJ Maple Chelsea Limited*	380,115	391,228	(11,113)	(9,166)
LJ Maple Hamlet Limited*	41,389	(98,403)	139,792	(28,935)
LJ Maple Circus Limited*	(110,193)	(101,918)	(8,275)	(7,751)
LJ Maple Belgravia*	(41,308)	(28,547)	(12,761)	(8,395)
LJ Maple Tofty Limited*	(165,417)	(157,361)	(8,056)	(7,332)
LJ Maple St Johns Wood Limited*	(153,722)	(179,249)	(9,246)	(41,655)
LJ Maple Kew Limited*	(37,370)	(29,833)	(7,537)	(6,361)
LJ Maple Kensington Limited	(89,901)	(85,916)	(9,056)	(11,370)
LJ Maple Hill Limited*	139,861	129,574	10,287	28,262
LJ Maple Nine Elms Limited*	(621,591)	(510,079)	(111,512)	(218,079)
LJ Maple Duke Limited*	(224,513)	(295,398)	70,885	(30,862)
LJ Maple Abbey Limited*	(172,889)	(161,742)	(11,147)	(7,021)
LJ T4 GP Limited*	25,536,278	25,529,573	6,705	866,508

*	denotes investments not held directly by the parent company

Subsidiaries Associates And Other Investments [Member]
Schedule of Equity Method Investments
Details of the new investments since the most recent
year-end
financial statements in which the Group and the parent Company have an interest of 20% or more are as follows:

	Country of incorporation	Class of share	Percentage of shares held
Subsidiary undertakings
Alvarium Education Reit Limited (1)	United Kingdom	Ordinary	100
Alvarium Willow GP (2)	Isle of Man	Ordinary	100
Alvarium RE Public Markets Limited (1)	United Kingdom	Ordinary	100
Amalfi Investment Partners Limited (1)	United Kingdom	Ordinary	100

Joint ventures
Alvarium 64 Advisory LLP (1)	United Kingdom	Partnership interest	50

Registered addresses
The subsidiaries, joint ventures and associates disclosed above are registered at the following addresses:

(1)	10 Old Burlington Street, London, W1S 3AG

(2)	Commerce House, 1 Bowring Road, Ramsey, Isle of Man, IM8 2LQ

Details of the investments in which the Group and the parent Company have an interest of 20% or more are as follows:

Sub s idiary undertakings	Country of incorporation	Class of share		Percentage of shares held
				2021	2020	2019
Alvarium RE Limited (1)	United Kingdom	Ordinary		100	100	100
Alvarium Investment Management Limited (1)	United Kingdom	Ordinary		75	75	75
		Ordinary	*	25	25	25
Alvarium PO (Payments) Limited*(1)	United Kingdom	Ordinary	*	100	100	100
LJ GP Carry Sarl(6)	Luxembourg	Ordinary		100	100	100
Alvarium Investment Advisors (UK) Limited*(1)	United Kingdom	Ordinary		100	100	100
Alvarium Investments Advisors (USA) Inc.(3)	USA	Ordinary		100	100	100
Alvarium RE (US) LLC.(3)	USA	Ordinary		100	100	0
Alvarium Investments Advisors (Suisse) SA(5)	Switzerland	Ordinary		100	100	100
Alvarium Investments Advisors (Hong Kong) Limited(23)	Hong Kong	Ordinary		100	100	100
Alvarium Investments Advisors (Portugal) Limited	Portugal	Ordinary		100	100	0
LJ GP International Limited*(7)	Isle of Man	Ordinary		100	100	100
LJ Trust and Fiduciary Holdings Limited*(7)	Isle of Man	Ordinary		100	100	100
LJ Group Holdings Limited*(7)	Isle of Man	Ordinary		100	100	100
LJ Management (Suisse) SA*(5)	Switzerland	Ordinary		100	100	100
LJ Management (IOM) Limited*(7)	Isle of Man	Ordinary		100	100	100
LJ Capital (IOM) Limited*(7)	Isle of Man	Ordinary		100	100	100
LJ Luxembourg SA*(6)	Luxembourg	Ordinary LLP		100	100	100
Alvarium Investment Managers (UK) LLP*(1)	United Kingdom	Interest		98	98	98
Alvarium PO Limited*(1)	United Kingdom	Ordinary		100	100	100
Alvarium Private Client Limited*(1)	United Kingdom	Ordinary		100	100	100
Alvarium Pradera Holdings Limited*(1)	United Kingdom	Ordinary		100	100	100
LJ Capital (IOM) Hadley Limited*(7)	Isle of Man	Ordinary		100	100	100
Alvarium Investment Management (US) Holdings Corp(4)	USA	Ordinary		100	100	100
LJ Sports and Entertainment LLC*(4)	USA	Ordinary		100	100	100

Subsidiary undertakings	Country of incorporation	Class of share	Percentage of shares held
			2021	2020	2019
Alvarium Investment Managers LLC*(4)	USA	Partnership interest	100	100	100
Alvarium Fund Managers (UK) Limited*(1)	United Kingdom	Ordinary	100	100	0
LJ Capital (HPGL) Limited*(1)	United Kingdom	Ordinary A and B	100	100	100
Alvarium Cl (US) LLC(4)	USA	Partnership interest	100	100	0
Alvarium MB (US) BD LLC(4)	USA	Partnership interest	100	100	100
Alvarium Cl Limited(1)	United Kingdom	Ordinary	100	100	100
Alvarium Cl Advisors (UK) Limited*(1)	United Kingdom	Ordinary	100	100	100
Alvarium Home REIT Advisors Limited*(1)	United Kingdom	Ordinary	100	100	0
Alvarium Compass GP Limited*(7)	Isle of Man	Ordinary	100	100	100
Alvarium Group Operations Limited(1)	United Kingdom	Ordinary	100	100	100
Alvarium Investment Advisors (Singapore) Pte. Limited(29)	Singapore	Ordinary	100	100	0
Alvarium MB Limited(1)	United Kingdom	Ordinary	100	100	100
Alvarium MB (UK) Limited*(1)	United Kingdom	Ordinary	100	100	100
Alvarium Securities Limited*(1)	United Kingdom	Ordinary	100	100	100
Alvarium Investments Advisors (France) SAS*(2)	France	Ordinary	100	100	0
LJ Pankow I Feeder GP Limited*(7)	Isle of Man	Ordinary	100	100	100
LJ Pankow II Feeder GP Limited*(7)	Isle of Man	Ordinary	100	100	100
Puffin Agencies Limited*(9)	Gibraltar	Ordinary	100	100	100
Clambake Limited*(19)	British Virgin Islands	Ordinary	100	100	100
Clambake Inc.* (8)	Marshall Islands	Ordinary	100	100	100
Dubois Services Limited*(19)	British Virgin Islands	Ordinary	100	100	100
Cellar Limited*(19)	British Virgin Islands	Ordinary	100	100	100
LJ Management (BVI) Limited*(19)	British Virgin Islands	Ordinary	100	100	100
LJ Skye Services Limited*(19)	British Virgin Islands	Ordinary	100	100	100
Cellar lnc.*(10)	Turks and Caicos	Ordinary	100	100	100
LJ Capital Partners Limited*(19)	British Virgin Islands	Ordinary	100	100	100
Triptych Holdings (Gibraltar) Limited*(9)	Gibraltar	Ordinary	100	100	100
LJ Skye Trustees Limited*(7)	Isle of Man	Ordinary	100	100	100
Alvarium Management (IOM) Limited	Isle of Man	Ordinary	100	100	0
Waterstreet One Limited*(7)	Isle of Man	Ordinary	100	100	100
Waterstreet Two Limited*(7)	Isle of Man	Ordinary	100	100	100
Park Limited*(7)	Isle of Man	Ordinary	100	100	100
Lake Limited*(7)	Isle of Man	Ordinary	100	100	100
Harbour Limited*(7)	Isle of Man	Ordinary	100	100	100
Stone Limited*(7)	Isle of Man	Ordinary	100	100	100
Whitebridge Limited*(7)	Isle of Man	Ordinary	100	100	100
LJ QG Bow Limited*(7)	Isle of Man	Ordinary	100	100	100
CF I Feeder GP Limited*(25)	Cayman Islands	Ordinary	100	100	100
KF I Feeder GP Limited*(25)	Cayman Islands	Ordinary	100	100	100
LJ Ardstone Spain S.L.*(26)	Spain	Ordinary	70	70	70

Subsidiary undertakings	Country of incorporation	Class of share	Percentage of shares held
			2021	2020	2019
LJ Cresco Holdco Limited*(7)	Isle of Man	Ordinary	100	100	100
LJ Directors (UK) Limited*(1)	United Kingdom	Ordinary	100	100	100
LJ Management Nominees (UK) Limited*(1)	United Kingdom	Ordinary	100	100	100
LJ UK Cities Carry LP Inc.* (7)	Isle of Man	Partnership interest	65	65	65
LJ Cresco GP Holdings Limited*(7)	Isle of Man	Ordinary	100	100	100
LJ Capital (IOM) T4 Limited*(7)	Isle of Man	Ordinary	100	100	100
Loire Services Limited*(7)	Isle of Man	Ordinary	100	100	100
Southwood Limited*(7)	Isle of Man	Ordinary	100	100	100
Mooragh (BVI) Limited*(19)	British Virgin Islands	Ordinary	100	100	100
Whitebridge (BVI) Limited*(19)	British Virgin Islands	Ordinary	100	100	100
LJ Station 2 GP Limited*(19)	Isle of man	Ordinary	100	100	0
LJ Fusion Feeder GP Limited*(7)	Isle of Man	Ordinary	100	100	0
Alvarium Goodmayes Limited*(1)	United Kingdom	Ordinary	100	100	0
Alvarium Streatham Limited*(1)	United Kingdom	Ordinary	100	100	0
VO Feeder GP*(25)	Cayman Islands	Ordinary	100	100	0
Alvarium Cl (US) LLC(3)	USA	Partnership interest	100	0	0
LXI REIT Advisors Limited*(1)	United Kingdom	Ordinary	100	59
Alvarium Social Housing Advisors Limited*(1)	United Kingdom	Ordinary	100	76.4	0
Alvarium Penge Limited*(1)	United Kingdom	Ordinary	100	0	0
LJ Administration (UK) Limited*(1)	United Kingdom	Ordinary	0	0	100
Alvarium MB (US) LLC(4)	USA	Partnership interest	0	0	100
LJ Skye 2 (PTC) Limited*(19)	British Virgin Islands	Ordinary	0	0	100
Ecne Holdings Limited*(10)	Turks and Caicos	Ordinary	0	0	100
LJ Advisors Singapore Pte. Limited(29)	Singapore	Ordinary	0	0	100
Iskander SAS*(2)	France	Ordinary	0	0	100

Other holdings (refer to note 3 for accounting treatment)	Country of incorporation	Class of share	Percentage of shares held
			2021	2020	2019
LJ Capital (Woody) Limited*	United Kingdom	A Shares	80	80	80
		B Shares	16	16	16
LJ Capital (RL) Limited*	British Virgin Islands	A Shares Ordinary	100	100	100
LJ London Holdings Limited	Isle of Man	shares	100	100	100
LJ Maple Limited*	Guernsey	A Shares	100	100	100
LJ Greenwich Sari*	Luxembourg	A Shares	0.19	0.19	0.19
		B Shares	100	100	100
LJ Maple Belgravia Limited*	British Virgin Islands	A Shares	100	100	100
LJ Maple Circus Limited*	British Virgin Islands	A Shares	100	100	100
LJ Maple Hamlet Limited*	British Virgin Islands	A Shares	100	100	100
LJ Maple Hill Limited*	British Virgin Islands	A Shares	100	100	100
LJ Maple St. Johns Wood Limited*	British Virgin Islands	A Shares	100	100	100
LJ Maple Kew Limited*	British Virgin Islands	A Shares	100	100	100
LJ Maple Kensington Limited*	British Virgin Islands	A Shares	100	100	100
LJ Maple Chelsea Limited*	British Virgin Islands	A Shares	100	100	100
LJ Maple Tofty Limited*	British Virgin Islands	A Shares	100	100	100
LJ Maple Duke Limited*	British Virgin Islands	A Shares	100	100	100
LJ Maple Abbey Limited*	British Virgin Islands	A Shares	100	100	100
LJ Maple Nine Elms Limited*	British Virgin Islands	A Shares	100	100	100

Subsidiary undertakings	Country of incorporation	Class of share	Percentage of shares held
			2021	2020	2019
LJ Green Lanes Holdings Limited*	Isle of Man British Virgin	A Shares	100	100	100
LJ T4 GP Limited*	Islands	A Shares	100	100	100
PMD Finance Sari	Luxembourg	A Shares	1.57	1.57	60

Associates	Country of incorporation	Class of share	Percentage of shares held
			2021	2020	2019
Queensgate Investments LLP*(13)	United Kingdom	LLP Interest	30	30	50
Queensgate Investments II GP LLP*(12)	United Kingdom	LLP Interest	30	30	30
Queensgate Investment Management Limited*(13)	United Kingdom	Ordinary	30	30	30
Queensgate Hospitality Management Limited*(31)	United Kingdom	Ordinary	30	30	30
		A Shares	100	100	100
Cellar Holdings Limited	Ireland	Ordinary Partnership	50	50	50
Queensgate Mayfair Carry LP*(7)	Isle of Man	Interest Partnership	50	50	50
Queensgate Carry Partner SCS	Luxembourg	Interest	29.1	29.1	29.1
Queensgate Investments I Sarl*(16)	Luxembourg	Ordinary Shares	37.5	37.5	37.5
Queensgate Mayfair Carry GP Ltd*(7)	Isle of Man	Ordinary Shares	50	50	50
Queensgate Mayfair Co-Invest GP Ltd*(7)	Isle of Man	Ordinary Shares Partnership	33.33	33.33	33.33
Queensgate Investments II Carry GP LLP*(21)	United Kingdom	Interest Partnership	16.67	16.67	33.33
Queensgate Fusion GP LLP*(2i)	United Kingdom	Interest	16.67	16.67	0
Queensgate Carry Partner GP Coop SA*(16)	Luxembourg	Ordinary Shares Partnership	50	50	50
Queensgate Investments II Carry LP*(21)	United Kingdom	Interest Partnership	24	24	24
Queensgate Bow Co-Invest Carry LP*(21)	United Kingdom	Interest	25.5	25.5	25.5
Queensgate Bow Co-Invest Carry GP LLP*(21)	United Kingdom	LLP Interest	33.33	33.33	33.33
Queensgate Bow GP LLP*(14)	United Kingdom	LLP interest Partnership	16.67	16.67	16.67
Gem Carry GP LLP*(21)	United Kingdom	Interest Partnership	50	50	0
Gem Carry LP*(21)	United Kingdom	Interest	25	25	0
Queensgate Investments II AIV GP LLP*(12)	United Kingdom	LLP Interest Partnership	16.67	16.67	0

Associates	Country of incorporation	Class of share	Percentage of shares held
			2021	2020	2019
Queensgate Fusion Co-Invest Carry LP*(21)	United Kingdom	interest Partnership	25.5	25.5	25.5
Queensgate Fusion Co-Invest Carry GP LLP*(21)	United Kingdom	interest	25	25	25
Alvarium Capital Partners Limited*(1)	United Kingdom	Ordinary Shares	30	30	35
Alvarium Investment Managers (Suisse) SA*(30)	Switzerland	Ordinary Shares	30	30	30
NZ Propco Holdings Limited* (35)	New Zealand	Ordinary Shares Partnership	23	23	0
Urban Spaces Carry LP*(22)	Guernsey	interest	25	25	0
Cresco Pankow 1 SCA*(17)	Luxembourg	Ordinary Shares	30	30	0
Cresco Terra 1 New SCA*(17)	Luxembourg	Ordinary Shares	30	30	0
Cresco Station 1 SCA*(17)	Luxembourg	Ordinary Shares	30	30	0
Pradera European Retails Parks Carry LP*(36)	United Kingdom	Partnership interest	30	30	0
Templeton C&M Holdco Limited*(35)	New Zealand	Ordinary	23	23	0
Queensgate Investments II AIV GP LLP(12)	United Kingdom	Partnership interest	0	0	16.67
Albacore SA*(30)	Switzerland	Ordinary Shares	0	0	30

Joint ventures

Osprey Equity Partners Limited*(1)	United Kingdom	Ordinary	50	50	50
CRE S.a r.l*(17)	Luxembourg	Ordinary	33.33	33.33	33.33
Cresco Urban Yurt Sarl*(i8)	Luxembourg	Ordinary	33.33	33.33	33.33
Cresco Urban Yurt S.L.P.*(18)	Luxembourg	Partnership interest	33.33	33.33	33.33
Cresco Capital Advisors LLP*(1)	United Kingdom	LLP Interest	33.33	33.33	33.33
Cresco Capital Group Fund I GP Limited*(22)	Guernsey	Ordinary	33.33	33.33	33.33
Cresco Immobilien Verwaltungs Gmbh*(27)	Germany	Ordinary	33.33	33.33	33.33
Cresco Terra Holdings Sarl*(17)	Luxembourg	Ordinary Shares	30	30	30
Osprey Aldgate Advisors Limited*(1)	United Kingdom	Ordinary	50	50	50
Kuno Investments Limited*(20)	British Virgin Islands	Ordinary	49.9	49.9	49.9

Associates	Country of incorporation	Class of share	Percentage of shares held
			2021	2020	2019
Alvarium Investment (NZ) Limited*(28)	New Zealand	Ordinary	46	46	50
Cresco Capital Urban Yurt Holdings 2 Sarl*(17)	Luxembourg	Ordinary	33.33	33.33	33.33
Alvarium Investments (AUS) Pty Limited*(33)	Australia	Ordinary	50	50	100
HPGL Holdings Limited*(24)	Hong Kong	Ordinary	50	50	50
Hadley Property Group Holdings Limited*(15)	United Kingdom	Ordinary	35	35	35
Alvarium Kalrock LLP*(1)	United Kingdom	Membership interest	40	40	40
Bluestar Advisors Limited*(1)	United Kingdom	Ordinary	40	40	0
Alvarium Bluestar Diamond Limited*(7)	Isle of Man	Ordinary	40	40	0
Alvarium Media Finance, LLC*(34)	United States	Membership Interest	50	50	0
Alvarium Osesam SAS*(2)	France	Ordinary	50	50	0
Pointwise Partners Limited*(1)	United Kingdom	Ordinary	50	50	0
Alvarium Core Partners LLP*(1)	United Kingdom	Membership interest	40	40	40
Casteel Capital LLP*(1)	United Kingdom	Membership Interest	50	50	50
Alvarium Guardian LLP*(1)	United Kingdom	Ordinary	50	0	0
Cresco Terra 2 S.C.A.(17)	Luxembourg	Partnership interest	0	0	30
LJ Management (Mauritius) Limited*(32)	Mauritius	Ordinary	0	0	50
Registered addresses
The subsidiaries, joint ventures and associates disclosed above are registered at the following addresses:

(1)	10 Old Burlington Street, London, W1S 3AG
(2)	35 Avenue Franklin D. Roosevelt, 75008, Paris
(3)	111 Brickell Avenue, Suite 2802, Miami, Florida, 33131
(4)	251 Little Falls Drive, Wilmington, DE 19808 New Castle County
(5)	8 Rue Saint Leger, Geneva 1205, Switzerland
(6)	6A, An Ditert L-8076 Bertrange, Luxembourg
(7)	Commerce House, 1 Bowring Road, Ramsey, Isle of Man, IM8 2LQ
(8)	Trust Company Complex, Ajeltake Road, Ajeltake Island, Marshall Islands
(9)	Suite 16, Watergardens 5, Waterport Wharf, Gibraltar
(10)	Britannic House, Providenciales, Turks and Caicos Islands
(11)	C/o Pitcher Partners, Level 13, 664 Collins Street, Docklands, VIC 3008
(12)	The Scalpel, 18 th Floor, 52 Lime Street, London, England, EC3M 7AF
(13)	8 Hill Street, London, W1J 5NG
(14)	Asticus Building, 2 nd Floor, 21 Palmer Street, London, England, SW1H 0AD

(15)	3 rd Floor, 16 Garrick Street, Garrick Street, London, United Kingdom, WC2E 9BA
(16)	1, Rue Jean-Pierre Brasseur, L-1258 Luxembourg
(17)	6, rue d’ Arion, L- 8399 Luxembourg Luxembourg
(18)	89e Parc d’Activité Luxembourg Capellan, Luxembourg
(19)	3rd Floor, Yamraj Building, Market Square, P.O. Box 3175, Road Town, Tortola, British Virgin Islands
(20)	Equity Trust (BVI) Limited, PO Box 438, Palm Grove House, Road Town Tortola, BVI
(21)	1 Exchange Crescent, Conference Square, Edinburgh, EH3 8UL
(22)	1 Royal Plaza Avenue, St Peter Port, Guernsey
(23)	Suite 3801, One Exchange Square, 8 Connaught Place, Central, Hong Kong
(24)	22F South China Building, 1-3 Wyndham Street, Central, Hong Kong
(25)	Walkers Corporate Limited, Cayman Corporate Centre, 27 Hospital Road, George Town, Grand Cayman, KY1-9008, Cayman Islands
(26)	RB De Catulunya, Num 86, P.1. PTA, Barcelona, 08008
(27)	Rudi-Dutschke-Strasse 26, 10969 Berlin, Germany
(28)	Zurich House, Level 9, 21 Queen Street, Auckland, 1010
(29)	c/o Abogado Pte Ltd, 8 Marina Boulevard, 05-02, Marina Bay Financial Centre Tower 1, Singapore 018981
(30)	Via Nassa 29, 6900 Lugano, Switzerland
(31)	97 Cromwell Road, London, England, SW7 4DN
(32)	6th Floor, Ken Lee Building, 20 Edith Cavell Street, Port Loius, Mauritius
(33)	Level 13, 664 Collins Street, Docklands VIC 3008
(34)	9000 W Sunset Boulevard, Penthouse, West Hollywood, CA 90069
(35)	19 Mackelvie Street, Grey Lynn, Auckland, 1021 , New Zealand
(36)	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ
*	denotes investments not held directly by the parent Company